Share of net profit (loss) - Equity method (Details) - EUR (€) € in Thousands		12 Months Ended
	Sep. 29, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using the equity method
Research and development costs		€ (87,043)	€ (90,880)	€ (110,012)
General and administrative expenses		(47,895)	(15,839)	(13,837)
Net operating loss		(141,013)	(97,558)	(102,709)
Financial income		4,169	2,888	1,788
Financial expenses		(216,922)	(88,917)	(6,882)
Net financial income		(212,752)	(86,029)	(5,095)
Income (expense) tax		(22)	(313)	(607)
Net loss for the period		(354,138)	(184,212)	(110,426)
Exchange difference on translation of foreign operations		297	137	833
Items that will be reclassified subsequently to profit or loss		36	4	867
Total comprehensive loss		(353,954)	(184,209)	(109,656)
Share of net profit (loss) - Equity method		€ (350)	€ (313)	€ (2,015)
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%	15.00%
Hepalys Pharma, Inc
Investments accounted for using the equity method
General and administrative expenses		€ (3,808)	€ (3,292)
Net operating loss		(3,808)	(3,292)
Financial income		7	32
Financial expenses		(9)	(17)
Net financial income		(2)	15
Income (expense) tax		(6)
Net loss for the period		(3,816)	(3,277)	€ (879)
Exchange difference on translation of foreign operations		(1,786)	(920)	247
Items that will be reclassified subsequently to profit or loss		(1,786)	(920)	247
Total comprehensive loss		€ (5,603)	€ (4,197)	€ (632)
Hepalys Pharma, Inc | Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %		15.00%	15.00%	15.00%
Share of net loss		€ (576)	€ 493	€ (134)
Elimination of downstream sales		226	(181)	(1,881)
Share of net profit (loss) - Equity method		€ (350)	€ 313	€ (2,015)